SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

July 1, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:                             SunAmerica Specialty Series (the “Registrant”)

(Registration No:  333-111662)

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-1A Registration Statement (“Amendment”), as required by Rule 497(c) under the 1933 Act.

Registrant hereby certifies that:

1.              the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2.              the Amendment, which is designated as Post-Effective Amendment No. 40 under the 1933 Act and as Amendment No. 40 under the Investment Company Act of 1940, was filed electronically on June 26, 2013.

Should you have any comments or questions, please contact the undersigned at (201) 324-6378.

Very Truly Yours,

/s/ John E. McLean
John E. McLean
SunAmerica Asset Management Corp.